Financial Assets at Fair Value Through Other Comprehensive Income (FVTOCI)	12 Months Ended
Dec. 31, 2021
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Financial Assets at Fair Value Through Other Comprehensive Income (FVTOCI)
8.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (FVTOCI)

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$728,398	$943,354	$34,007
Investments in debt instruments at FVTOCI	1,012,736	1,076,458	38,805

	$1,741,134	$2,019,812	$72,812

a.	Investments in equity instruments at FVTOCI

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$567,377	$820,779	$29,588
Quoted ordinary shares	—	102,124	3,682
Unquoted preferred shares	151,329	11,245	405
Limited partnership	9,692	9,206	332

	$728,398	$943,354	$34,007

b.	Investments in debt instruments at FVTOCI

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,012,736	$1,076,458	$38,805

The Group purchased 1,000 units of
the abovementioned
perpetual unsecured subordinate corporate bonds with par value of NT$1,000 thousand with annual interest rate at
3.5
% and effective interest rate at 3.2%.